NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 296,433	$ 605,890
Net Cash Provided by (Used in) Operating Activities	2,019	$ 309,388
Retained Earnings (Accumulated Deficit)	$ 3,300,160		$ 3,003,727